V4 *P
                            FRANKLIN VALUEMARK(R) IV
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                      Supplement dated November 1, 1998 to
                          Prospectus dated May 1, 1998

The following replaces the information under section 9 "Death Benefit" on pages 6 and 7 of the Profile:

  9. DEATH BENEFIT

  If you die during the accumulation phase, the person you have selected as your beneficiary will receive a death benefit. This death benefit will be the greater of: 1) the current value of your Contract, less any taxes, on the day all claim proofs and payment election forms are received by Allianz Life at the Valuemark Service Center; or 2) (if applicable) the guaranteed minimum death benefit, less any taxes, as of the day you die. During the first year, the guaranteed minimum death benefit is equal to the payments you have made, less any money you have taken out and any charges paid on the money you have taken out. After the first year and before your 81st birthday (76th birthday for deaths occurring before November 1, 1998), the guaranteed minimum death benefit as of the date of death is the greater of:

  A) payments you have made, less any money you have taken out and charges paid on the money you have taken out, increased by 5% per year on each Contract anniversary; or

  B) the highest of the Contract values for each six year Contract anniversary determined by the Contract value on such six year anniversary plus any payments made, less any money taken out since that Contract anniversary, and charges paid on the money you have taken out.

  Different rules will apply after your 81st birthday (76th birthday for deaths occurring before November 1, 1998).

The following replaces the information under section 9 "Death Benefit - Upon Your Death" under sub-paragraph I on page 18 of the Prospectus :

  I. CONTRACTS THAT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

  Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement. For these Contracts the death benefit will be the greater of (1) or (2) below:

   (1) The current value of your Contract, less any taxes owed. This amount is determined as of the day that all claim proofs and payment election forms are received at the Valuemark Service Center; or

   (2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day you die.

        A. During the first year of all such Contracts and if you are age 81 or older (76 or older for deaths occurring before November 1, 1998) at the time you purchase the contract, the following guaranteed minimum death benefit will apply:

             o payments you have made,
             o less any money you have taken out,
             o less any  applicable  charges paid on money you have taken out,
             o less any premium taxes owed.

        B. After the first Contract year, for Contracts issued before your 81st birthday (76th birthday for deaths occurring before November 1, 1998), and until you reach age 81 (age 76 for deaths occurring before November 1, 1998), the greater of (a) or (b) below will be your guaranteed minimum death benefit:

             a) 5% Increase
                 o payments you have made,
                 o less any money you have taken out,
                 o less any applicable charges paid on money you have taken out,
                 o plus 5% on each  Contract  anniversary,
                 o less  any  premium taxes owed.

             b) Highest 6th Year Contract Value
                 o highest Contract value on any six year Contract  anniversary,
                 o plus  any  payments  you  have  made  since  that   Contract
                   anniversary,
                 o less any  money you have  taken out since  that
                   anniversary,
                 o less any applicable charges paid on money taken
                   out since that anniversary,
                 o less any premium taxes owed.

        C. After your 81st birthday (76th birthday for deaths occurring before November 1, 1998), the following guaranteed minimum death benefit will apply:

                 o your guaranteed minimum death benefit on the Contract
                   anniversary prior to your 81st birthday (76th birthday for deaths occurring before November 1, 1998),
                 o plus any  payments you have made since then,
                 o less any money you have taken out since then,
                 o less any  applicable charges paid on money taken out since then,
                 o less any premium taxes owed.